Subsequent Events	3 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events On May 14, 2014 the Company paid a quarterly cash distribution with respect to the quarter ended March 31, 2014 of $0.5075 per unit.